Segment Information (Details) - Schedule of Business Segments Comprised of the Related Products and Services	12 Months Ended
Dec. 31, 2022
Distribution Business [Member]
Revenue, Major Customer [Line Items]
Distribution Business	– Facilitating the placement of insurance, investment, real estate and other financial products and services to our customers, through licensed brokers, in exchange for initial and ongoing commissions received from product providers, including insurance companies, fund houses and other product specialists.
Platform Business [Member]
Revenue, Major Customer [Line Items]
Distribution Business	– Providing access to financial products and services to licensed brokers.
Platform Business One [Member]
Revenue, Major Customer [Line Items]
Distribution Business	– Providing operational support for the submission and processing of product applications.
Platform Business Two [Member]
Revenue, Major Customer [Line Items]
Distribution Business	– Providing supporting tools for commission calculations, customer engagement, sales team management, customer conversion, etc.
Platform Business Three [Member]
Revenue, Major Customer [Line Items]
Distribution Business	– Providing training resources and materials.
Platform Business Four [Member]
Revenue, Major Customer [Line Items]
Distribution Business	– Facilitating the placement of investment products for the fund and/or product provider, in exchange for the fund management services
Platform Business Five [Member]
Revenue, Major Customer [Line Items]
Distribution Business	– Providing the lending services whereby the Company makes secured and/or unsecured loans to creditworthy customers; and
Platform Business Six [Member]
Revenue, Major Customer [Line Items]
Distribution Business	– Solicitation of real estate sales for the developers, in exchange for commissions
Fintech Business [Member]
Revenue, Major Customer [Line Items]
Distribution Business	– Managing an ensemble of fintech investments
Healthcare Business [Member]
Revenue, Major Customer [Line Items]
Distribution Business	– Managing healthcare investment